Shareholder Report, Holdings (Details)	Oct. 31, 2025
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6 | Total before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.00%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Unaffiliated Exchange-Traded Funds - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[1]
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Total before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets